UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Symmetry Peak Management LLC

Address:  555 East Lancaster Avenue
          Suite 660
          Radnor, PA 19087

13F File Number: 028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory A. Boye
Title:    Chief Financial Officer
Phone:    484-588-4116

Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Radnor, Pennsylvania       November 14, 2007
-------------------            --------------------       -----------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $455,099
                                       (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2        COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6   COL 7        COLUMN 8

                                                           VALUE     SHS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS  CUSIP       (x$1000)  PRN AMT  PRN CALL  DISCRETION  MNGRS  SOLE       SHARED  NONE
      --------------           --------------  -----       --------  -------  --- ----  ----------  -----  ----       ------  ----
ADOBE SYS INC                  COM             00724F101    9,118     208,850             SOLE               208,850
AIRVANA INC                    COM             00950V101    4,754     785,803             SOLE               785,803
AIXTRON AKTIENGESELLSCHAFT     SPONSORED ADR   009606104      974     100,551             SOLE               100,551
APPLE INC                      COM             037833100    7,674      50,000             SOLE                50,000
ARUBA NETWORKS INC             COM             043176106   20,055   1,002,758             SOLE             1,002,758
AXT INC                        COM             00246W103    1,662     268,428             SOLE               268,428
BLADELOGIC INC                 COM             09265M102    4,199     163,749             SOLE               163,749
BLUE COAT SYSTEMS INC          COM NEW         09534T508   12,420     157,700             SOLE               157,700
CABELAS INC                    COM             126804301    3,311     140,000             SOLE               140,000
CANADIAN SOLAR INC             COM             136635109    3,776     400,000             SOLE               400,000
CBEYOND INC                    COM             149847105    5,824     142,772             SOLE               142,772
CITIGROUP INC                  COM             172967101   20,003     428,600             SOLE               428,600
CLEARWIRE CORP                 CL A            185385309    5,824     238,300             SOLE               238,300
DEALERTRACK HLDGS INC          COM             242309102    9,003     214,963             SOLE               214,963
DEMANDTEC INC                  COM NEW         24802R506    4,106     300,789             SOLE               300,789
DIAMONDS TR                    UNIT SER 1      252787106   36,117     260,000     PUT     SOLE               260,000
DREAMWORKS ANIMATION SKG INC   CL A            26153C103    8,961     268,130             SOLE               268,130
EQUINIX INC                    COM NEW         29444U502    3,282      37,008             SOLE                37,008
ETELECARE GLOBAL SOLUTIONS I   SPON ADR        29759R102      686      62,610             SOLE                62,610
F5 NETWORKS INC                COM             315616102   14,876     400,000             SOLE               400,000
FORMFACTOR INC                 COM             346375108    9,318     210,000             SOLE               210,000
GOOGLE INC                     CL A            38259P508    4,255       7,500             SOLE                 7,500
HANSEN MEDICAL INC             COM             411307101    5,558     205,000             SOLE               205,000
HURON CONSULTING GROUP INC     COM             447462102    9,441     130,000             SOLE               130,000
MELLANOX TECHNOLOGIES LTD      SHS             M51363113    3,880     198,691             SOLE               198,691
MERCADOLIBRE INC               COM             58733R102    4,210     116,114             SOLE               116,114
MONOLITHIC PWR SYS INC         COM             609839105   20,893     822,572             SOLE               822,572
MORNINGSTAR INC                COM             617700109    2,149      35,000             SOLE                35,000
NAVTEQ CORP                    COM             63936L100    4,678      60,000             SOLE                60,000
NETEASE COM INC                SPONSORED ADR   64110W102   12,978     767,900     CALL    SOLE               767,900
NETLOGIC MICROSYSTEMS INC      COM             64118B100    5,271     145,964             SOLE               145,964
NETWORK EQUIP TECHNOLOGIES     COM             641208103    1,813     125,000             SOLE               125,000
NVIDIA CORP                    COM             67066G104    1,812      50,000             SOLE                50,000
NYMEX HOLDINGS INC             COM             62948N104    5,858      45,000             SOLE                45,000
OVERSTOCK COM INC DEL          COM             690370101    3,563     123,727             SOLE               123,727
PERFECT WORLD CO LTD           SPON ADR REP B  71372U104    3,281     121,155             SOLE               121,155
PHOENIX TECHNOLOGY LTD         COM             719153108    5,164     482,196             SOLE               482,196
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104   11,963     232,700     PUT     SOLE               232,700
RIVERBED TECHNOLOGY INC        COM             768573107   18,915     468,314             SOLE               468,314
SALESFORCE COM INC             COM             79466L302   23,858     464,889             SOLE               464,889
SEMICONDUCTOR HLDRS TR         DEP RCPT        816636203   26,584     694,100     CALL    SOLE               694,100
SHORETEL INC                   COM             825211105    1,005      70,150             SOLE                70,150
SMART BALANCE INC              COM             83169Y108   13,765   1,115,477             SOLE             1,115,477
SOLARFUN POWER HOLDINGS CO L   SPONSORED ADR   83415U108    5,429     413,500             SOLE               413,500
SPDR TR                        UNIT SER 1      78462F103   25,939     170,000     PUT     SOLE               170,000
SPREADTRUM COMMUNICATIONS IN   ADR             849415203    6,132     431,797             SOLE               431,797
SUNPOWER CORP                  COM CL A        867652109    8,853     106,900             SOLE               106,900
SUPPORTSOFT INC                COM             868587106   12,839   2,198,540             SOLE             2,198,540
TRIDENT MICROSYSTEMS INC       COM             895919108    3,917     246,500             SOLE               246,500
UNIVERSAL DISPLAY CORP         COM             91347P105    1,772     100,000             SOLE               100,000
VARIAN SEMICONDUCTOR EQUIPMN   COM             922207105    4,817      90,000             SOLE                90,000
WEBMD HEALTH CORP              CL A            94770V102    6,841     131,314             SOLE               131,314
XINHUA FIN MEDIA LTD           SPONSORED ADR   983982109    1,724     225,000             SOLE               225,000

SK 21913 0002 826238